Interest Income (Expense), Net (Tables)	12 Months Ended
Dec. 31, 2011
Interest Income (Expense), Net [Abstract]
Interest income (expense), net consisted

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Income	21	31	59
Expense	(46)	(34)	(50)

Total	(25)	(3)	9